united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 12/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016
Shares		Fair Value

	COMMON STOCK - 91.1%
	AEROSPACE/DEFENSE - 2.2%
6,000	Boeing Co. ^	$ 934,080

	AGRICULTURE - 0.9%
4,200	Philip Morris International, Inc. ^	384,258

	AUTO MANUFACTURERS - 1.2%
15,000	General Motors Co. ^	522,600

	BANKS - 5.3%
14,000	BB&T Corp. ^	658,280
8,000	JPMorgan Chase & Co. ^	690,320
5,000	US Bancorp ^	256,850
11,000	Wells Fargo & Co. ^	606,210
		2,211,660
	BEVERAGES - 3.2%
25,000	Coca-Cola Co. ^	1,036,500
3,000	PepsiCo, Inc. ^	313,890
		1,350,390
	BIOTECHNOLOGY - 4.0%
7,000	Amgen, Inc. ^	1,023,470
9,000	Gilead Sciences, Inc. ^	644,490
		1,667,960
	CHEMICALS - 1.8%
4,000	Du Pont (EI) De Nemours & Co. ^	293,600
25,000	Potash Corp. of Saskatchewan, Inc. ^	452,250
		745,850
	COMPUTERS - 9.7%
25,000	Apple, Inc. ^	2,895,500
5,000	International Business Machines Corp. ^	829,950
8,000	Seagate Technology PLC ^	305,360
		4,030,810
	COSMETICS/PERSONAL CARE - 2.5%
7,500	Procter & Gamble Co. ^	630,600
10,000	Unilever NV - ADR ^	410,600
		1,041,200
	ELECTRIC - 6.9%
12,000	Dominion Resources, Inc. ^	919,080
16,000	Duke Energy Corp. ^	1,241,920
20,000	Exelon Corp. ^	709,800
		2,870,800
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
8,000	Emerson Electric Co. ^	446,000

	ELECTRONICS - 1.3%
8,000	Corning, Inc. ^	194,160
3,000	Honeywell International, Inc. ^	347,550
		541,710
	FOOD - 5.1%
7,000	General Mills, Inc. ^	432,390
8,000	Hershey, Co. ^	827,440
28,000	Whole Foods Market, Inc. ^	861,280
		2,121,110

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Shares		Fair Value

	HEALTHCARE PRODUCTS - 2.6%
28,000	Abbott Laboratories ^	$ 1,075,480

	INSURANCE - 0.9%
3,000	Travelers Cos, Inc. ^	367,260

	IRON/STEEL - 0.4%
20,000	Vale SA - ADR	152,400

	MEDIA - 1.0%
4,000	Walt Disney Co. ^	416,880

	MINING - 0.3%
3,000	BHP Billiton Ltd. - ADR	107,340

	MISCELLANEOUS MANUFACTURING - 3.3%
2,400	3M Co. ^	428,568
30,000	General Electric Co. ^	948,000
		1,376,568
	OFFICE/BUSINESS EQUIPMENT - 0.6%
30,000	Xerox Corp.	261,900

	OIL & GAS - 5.2%
24,000	BP PLC - ADR ^	897,120
5,000	Chevron Corp. ^	588,500
5,000	Ensco PLC	451,300
6,000	Exxon Mobil Corp.	58,320
12,000	Transocean, Ltd. *	176,880
		2,172,120
	PHARMACEUTICALS - 11.0%
16,000	AbbVie, Inc. ^	1,001,920
17,000	Bristol-Myers Squibb Co. ^	993,480
12,000	Eli Lilly & Co. ^	882,600
6,000	Johnson & Johnson ^	691,260
900	Merck & Co., Inc.	52,983
30,000	Pfizer, Inc. ^	974,400
		4,596,643
	RETAIL - 10.0%
8,000	Home Depot, Inc. ^	1,072,640
7,000	Kohl's Corp. ^	345,660
4,500	McDonald's Corp. ^	547,740
12,000	Nordstrom, Inc. ^	575,160
10,000	Starbucks Corp. ^	555,200
9,000	Target Corp. ^	650,070
6,000	Wal-Mart Stores, Inc. ^	414,720
		4,161,190
	SEMICONDUCTORS - 3.2%
26,000	Intel Corp. ^	943,020
6,000	QUALCOMM, Inc. ^	391,200
		1,334,220
	SOFTWARE - 2.2%
15,000	Microsoft Corp. ^	932,100

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Shares		Fair Value

	TELECOMMUNICATIONS - 5.2%
15,000	AT&T, Inc. ^	$ 637,950
26,000	Cisco Systems, Inc. ^	785,720
14,000	Verizon Communications, Inc. ^	747,320
		2,170,990

	TOTAL COMMON STOCK	37,993,519
	(Cost - $39,952,807)

	REAL ESTATE INVESTMENT TRUSTS - 0.3%
4,500	HCP, Inc.	133,740
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $179,250)

	SHORT-TERM INVESTMENT - 9.1%
	MONEY MARKET FUND - 9.1%
3,778,793	JPMorgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.37% +	3,778,793
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $3,778,793)

	TOTAL INVESTMENTS - 100.5% (Cost - $43,910,850) (a)	$ 41,906,052
	CALL OPTIONS WRITTEN (Premiums Received - $351,638) - (0.6) %	(263,793)
	OTHER ASSETS LESS LIABILITIES - 0.1%	39,772
	NET ASSETS - 100.0%	$ 41,682,031

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Contracts **		Fair Value

	CALL OPTIONS WRITTEN * - (0.6) %
12	3M Co.	$ 6,600
	Expiration January 2017, Exercise Price $175.00
50	Abbott Laboratories	4,500
	Expiration January 2017, Exercise Price $38.00
80	Abbott Laboratories	3,760
	Expiration January 2017, Exercise Price $39.00
65	AbbVie, Inc.	6,825
	Expiration January 2017, Exercise Price $62.50
15	AbbVie, Inc.	1,290
	Expiration January 2017, Exercise Price $63.00
30	Amgen, Inc.	4,170
	Expiration January 2017, Exercise Price $150.00
90	Apple, Inc.	21,690
	Expiration January 2017, Exercise Price $115.00
23	Apple, Inc.	4,163
	Expiration January 2017, Exercise Price $116.00
10	Apple, Inc.	950
	Expiration January 2017, Exercise Price $118.00
50	AT&T, Inc.	3,800
	Expiration January 2017, Exercise Price $42.00
55	BB&T Corp.	9,130
	Expiration January 2017, Exercise Price $46.00
15	BB&T Corp.	1,560
	Expiration January 2017, Exercise Price $47.00
30	Boeing Co.	9,600
	Expiration January 2017, Exercise Price $155.00
120	BP PLC - ADR	10,680
	Expiration January 2017, Exercise Price $37.00
85	Bristol-Myers Squibb Co.	5,015
	Expiration January 2017, Exercise Price $60.00
25	Chevron Corp.	2,150
	Expiration January 2017, Exercise Price $120.00
130	Cisco Systems, Inc.	5,720
	Expiration January 2017, Exercise Price $30.00
125	Coca-Cola Co.	3,250
	Expiration January 2017, Exercise Price $42.00
80	Corning, Inc.	1,280
	Expiration January 2017, Exercise Price $25.00
60	Dominion Resources, Inc.	4,200
	Expiration January 2017, Exercise Price $77.50
80	Duke Energy Corp.	10,160
	Expiration January 2017, Exercise Price $77.50
20	Du Pont (EI) De Nemours & Co.	1,440
	Expiration January 2017, Exercise Price $75.00
40	Eli Lilly & Co.	3,000
	Expiration January 2017, Exercise Price $75.00
40	Emerson Electric Co.	6,400
	Expiration January 2017, Exercise Price $55.00
100	Exelon Corp.	5,500
	Expiration January 2017, Exercise Price $36.00
150	General Electric Co.	5,400
	Expiration January 2017, Exercise Price $32.00

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Contracts **		Fair Value

	CALL OPTIONS WRITTEN * (Continued) - (0.6) %
35	General Mills, Inc.	$ 455
	Expiration January 2017, Exercise Price $65.00
75	General Motors Co.	1,500
	Expiration January 2017, Exercise Price $37.00
45	Gilead Sciences, Inc.	3,015
	Expiration January 2017, Exercise Price $75.00
40	Hershey Co.	16,400
	Expiration January 2017, Exercise Price $100.00
40	Home Depot, Inc.	8,040
	Expiration January 2017, Exercise Price $35.00
15	Honeywell International, Inc.	3,270
	Expiration January 2017, Exercise Price $115.00
130	Intel Corp.	4,290
	Expiration January 2017, Exercise Price $37.00
25	International Business Machines Corp.	5,575
	Expiration January 2017, Exercise Price $170.00
40	JPMorgan Chase & Co.	9,160
	Expiration January 2017, Exercise Price $85.00
30	Johnson & Johnson	5,160
	Expiration January 2017, Exercise Price $115.00
35	Kohl's Corp.	840
	Expiration January 2017, Exercise Price $55.00
15	McDonald's Corp.	4,125
	Expiration January 2017, Exercise Price $120.00
75	Microsoft Corp.	4,425
	Expiration January 2017, Exercise Price $63.00
60	Nordstrom, Inc.	1,860
	Expiration January 2017, Exercise Price $52.50
15	PepsiCo, Inc.	1,605
	Expiration January 2017, Exercise Price $105.00
80	Pfizer, Inc.	2,400
	Expiration January 2017, Exercise Price $33.00
2	Philip Morris International, Inc.	920
	Expiration January 2017, Exercise Price $87.50
100	Potash Corp. of Saskatchewan, Inc.	4,900
	Expiration January 2017, Exercise Price $18.00
25	Procter & Gamble Co.	5,200
	Expiration January 2017, Exercise Price $87.50
50	Seagate Technology PLC	1,100
	Expiration January 2017, Exercise Price $57.50
40	Starbucks Corp.	3,560
	Expiration January 2017, Exercise Price $39.00
30	QUALCOMM, Inc.	1,470
	Expiration January 2017, Exercise Price $67.50
45	Target Corp.	540
	Expiration January 2017, Exercise Price $77.50
15	Travelers Cos, Inc.	5,310
	Expiration January 2017, Exercise Price $120.00
50	Unilever NV - ADR	7,300
	Expiration January 2017, Exercise Price $40.00
25	US Bancorp	1,050
	Expiration January 2017, Exercise Price $52.50

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
Contracts **		Fair Value

	CALL OPTIONS WRITTEN * (Continued) - (0.6) %
40	Verizon Communications, Inc.	$ 4,400
	Expiration January 2017, Exercise Price $52.50
30	Verizon Communications, Inc.	2,250
	Expiration January 2017, Exercise Price $53.00
30	Wal-Mart Stores, Inc.	750
	Expiration January 2017, Exercise Price $71.50
20	Walt Disney Co.	2,340
	Expiration January 2017, Exercise Price $105.00
50	Wells Fargo & Co.	6,950
	Expiration January 2017, Exercise Price $55.00
140	Whole Foods Market, Inc.	1,400
	Expiration January 2017, Exercise Price $33.00
	TOTAL CALL OPTIONS WRITTEN	$ 263,793
	(Premiums Received - $351,638)

ADR - American Depositary Receipt
PLC - Public Limited Company
+ Variable rate security - interest rate is as of December 31, 2016.
^ Each security is subject to written call options.
* Non-income producing security.
** Each call option contract allows the holder of the option to purchase 100 shares of the underlying stock.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $43,677,735 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 528,483
	Unrealized depreciation	(2,563,959)
	Net unrealized depreciation	$ (2,035,476)

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – The Fund’s securities are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 37,993,519	$ -	$ -	$ 37,993,519
Real Estate Investment Trusts	133,740	-	-	133,740
Short-Term lnvestment	3,778,793	-	-	3,778,793
Total	$ 41,906,052	$ -	$ -	$ 41,906,052
Liabilities
Options Written	$ 263,793	$ -	$ -	$ 263,793
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
* See Portfolio of Investments for industry classifications.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund because these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of December 31, 2016 the amount of unrealized gain on options subject to equity contracts risk exposure amounted to $87,845.

The number of option contracts written and the premiums received by the Fund during the period ended December 31, 2016, were as follows:
	Contracts	Premium
Outstanding at Beginning of Period	2,388	$ 266,981
Options Written	6,376	801,580
Options Closed	(2,565)	(296,402)
Options Exercised	(3,172)	(420,521)
Outstanding at End of Period	3,027	$ 351,638

The notional value of the options outstanding as of December 31, 2016 as disclosed in the Portfolio of Investments serves as an indicator of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

/s/Brian Curley

Brian Curley, Principal Executive Officer/President

Date 2/27/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/Brian Curley

Brian Curley, Principal Executive Officer/President

Date 2/27/17

By

/s/Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 2/27/17